Organization, Basis Of Presentation And Going Concern (Details Narrative 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Organization Basis Of Presentation And Going Concern Details Narrative 2
Cumulative losses attributable to stockholders	$ 28,866,683	$ 31,194,268	$ 24,174,622
Company raised net cash	$ 2,243,102